Consolidated Statements of Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balances at Dec. 31, 2009	$ 5,100	$ 498	$ 182,377	$ (11,070)	$ 707	$ 177,612
Net income			25,963		66	26,029
Currency translation adjustments				139	(46)	93
Pension and OPEB adjustments				1,549		1,549
Total comprehensive income			25,963	1,688	20	27,671
Purchase of noncontrolling interest		166		(46)	(727)	(607)
Purchase of 31,250 treasury shares	(8)	(487)	(143)			(638)
Issuance of treasury shares	35	2,223	562			2,820
Cash dividends			(7,024)			(7,024)
Balances at Dec. 31, 2010	5,127	2,400	201,735	(9,428)		199,834
Net income			28,804			28,804
Currency translation adjustments				(886)		(886)
Pension and OPEB adjustments				(5,730)		(5,730)
Total comprehensive income	0	0	28,804	(6,616)	0	22,188
Issuance of treasury shares	1	144	27			172
Cash dividends			(7,430)			(7,430)
Balances at Dec. 31, 2011	5,128	2,544	223,136	(16,044)	0	214,764
Net income			28,203			28,203
Currency translation adjustments				437		437
Pension and OPEB adjustments				(675)		(675)
Total comprehensive income			28,203	(238)		27,965
Issuance of treasury shares	2	149	27			178
Cash dividends			(8,188)			(8,188)
Balances at Dec. 31, 2012	$ 5,130	$ 2,693	$ 243,178	$ (16,282)	$ 0	$ 234,719